WARRANTS LIABILITIES	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
WARRANTS LIABILITIES

NOTE 7 — WARRANTS LIABILITIES

There were no warrants outstanding at March 31, 2021 and December 31, 2020. The Company will account for the 16,300,000 warrants to be issued in connection with the Proposed Public Offering (the 10,000,000 Public Warrants and the 6,300,000 Private Placement Warrants assuming the underwriters’ over-allotment option is not exercised) in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the Company will classify each warrant as a liability at its fair value and charge the costs associated with issuing such warrants to operations. The accounting treatment of derivative financial instruments requires that the Company records a derivative liability upon the closing of the Proposed Public Offering. Accordingly, the Company will classify the warrants as a liability at their fair value and allocate a portion of the proceeds from the issuance of the Units to the warrants. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.